INCOME TAXES (Details) (USD $)	0 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments
The Company and its Israeli subsidiaries				$ 1,303,000,000	$ 1,660,000,000	$ 2,051,000,000
Non-Israeli subsidiaries				(53,000,000)	159,000,000	905,000,000
Income before income taxes				1,250,000,000	1,819,000,000	2,956,000,000
Effect of acquired research and development in process on non-Israeli companies							1,402,000,000
Income Tax Expense Benefit Continuing Operations By Jurisdiction
In Israel				197,000,000	5,000,000	71,000,000
Outside Israel				(240,000,000)	(142,000,000)	56,000,000
Income Tax Expense (Benefit), Total				(43,000,000)	(137,000,000)	127,000,000
Federal Income Tax Expense Benefit Continuing Operations
Current				1,096,000,000	564,000,000	689,000,000
Deferred income taxes-net and uncertain tax positions				(1,139,000,000)	(701,000,000)	(562,000,000)
Income taxes				(43,000,000)	(137,000,000)	127,000,000
Effective Income Tax Rate Reconciliation
Statutory tax rate in Israel				25.00%	25.00%	24.00%
Amendment Sixty Nine Payments	286,000,000			577,000,000
Short-term deferred tax assets (liabilities)-net:
Inventory related	405,000,000	359,000,000		405,000,000	359,000,000
Sales reserves and allowances	321,000,000	300,000,000		321,000,000	300,000,000
Provisions for employee-related obligations, current	179,000,000	242,000,000		179,000,000	242,000,000
Carryforward losses and deductions, current	81,000,000	79,000,000		81,000,000	79,000,000
Provision for legal settlements	235,000,000	128,000,000		235,000,000	128,000,000
Other	75,000,000	20,000,000		75,000,000	20,000,000
Short-term deferred tax assets (liabilities)-gross	1,296,000,000	1,128,000,000		1,296,000,000	1,128,000,000
Valuation allowance-in respect of carryforward losses and deductions that may not be utilized	(249,000,000)	(5,000,000)		(249,000,000)	(5,000,000)
Short-term deferred tax assets (liabilities)-net	1,047,000,000	1,123,000,000		1,047,000,000	1,123,000,000
Long-term deferred tax assets (liabilities)-net:
Deferred Tax Liabilities Property Plant And Equipment	(181,000,000)	(122,000,000)		(181,000,000)	(122,000,000)
Intangible assets	(1,412,000,000)	(1,883,000,000)		(1,412,000,000)	(1,883,000,000)
Provisions for employee related obligations, noncurrent	19,000,000	14,000,000		19,000,000	14,000,000
Carryforward losses and deductions, noncurrent	1,415,000,000	949,000,000		1,415,000,000	949,000,000
Other	60,000,000	24,000,000		60,000,000	24,000,000
Long-term deferred tax assets (liabilities)-gross	(99,000,000)	(1,018,000,000)		(99,000,000)	(1,018,000,000)
Deferred Tax Assets Valuation Allowance Noncurrent	(542,000,000)	(721,000,000)		(542,000,000)	(721,000,000)
Long-term deferred tax assets (liabilities)-net	(641,000,000)	(1,739,000,000)		(641,000,000)	(1,739,000,000)
Deferred tax assets (liabilities) - net	406,000,000	(616,000,000)		406,000,000	(616,000,000)
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at the beginning of the year				903,000,000	907,000,000	795,000,000
Increase related to prior year tax positions, net				29,000,000	(10,000,000)	(45,000,000)
Increase related to current year tax positions				176,000,000	151,000,000	131,000,000
Tax assessments settlements				(461,000,000)	(146,000,000)	(20,000,000)
Acquisition				0	0	52,000,000
Other				18,000,000	1,000,000	(6,000,000)
Balance at the end of the year	665,000,000	903,000,000	907,000,000	665,000,000	903,000,000	907,000,000	795,000,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	69,000,000	29,000,000	21,000,000
Balance of accrued potential penalties and interest in unrecognized tax benefits	75,000,000	144,000,000	115,000,000	75,000,000	144,000,000	115,000,000
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	69,000,000	29,000,000	21,000,000
Amount Of Tax Exempt Profit Earned By Company From Approved Enterprises				9,700,000,000
Tax Payable Refer To Distributed Dividends				1,500,000,000
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes				1,250,000,000	1,819,000,000	2,956,000,000
Statutory tax rate in Israel				25.00%	25.00%	24.00%
Theoretical provision for income taxes				313,000,000	455,000,000	709,000,000
Increase (decrease) in effective tax rate due to:
IncomeTaxReconciliationChangeInEnactedTaxRate				(535,000,000)	(520,000,000)	(501,000,000)
IncomeTaxReconciliationOtherAdjustments				248,000,000	0	0
IncomeTaxReconciliationForeignIncomeTaxRateDifferential				(275,000,000)	(83,000,000)	(143,000,000)
IncomeTaxReconciliationTaxContingencies				206,000,000	11,000,000	62,000,000
Income taxes				(43,000,000)	(137,000,000)	127,000,000
Year 2007 [Member]
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	213,000,000
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	$ 213,000,000